Selected Statements of Operations Data (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Financial income:
Foreign currency translation adjustments	$ 298	$ 193
Interest from banks	696	257
Financial income	994	450
Financial expenses:
Interest and bank charges	(8)	(36)
Foreign currency translation adjustments	(613)	(264)
Financial expenses	(621)	(300)
Financial income, net	$ 373	$ 150